Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($) $ in Thousands		Ordinary shares	Additional paid- in capital	Accumulated deficit	Total
BALANCE at Dec. 31, 2019		$ 36	$ 15,480	$ (83,839)	$ (68,323)
BALANCE (in Shares) at Dec. 31, 2019		9,889,684
Exercise of options		$ 4	402		406
Exercise of options (in Shares)		905,688
Stock-based compensation			5,329		5,329
Net loss				(19,635)	(19,635)
BALANCE at Dec. 31, 2020		$ 40	21,211	(103,474)	(82,223)
BALANCE (in Shares) at Dec. 31, 2020		10,795,372
Exercise of options		$ 9	1,237		1,246
Exercise of options (in Shares)		1,722,880
Stock-based compensation			9,869		9,869
Conversion of Redeemable Convertible Preferred Shares			150,179		150,179
Conversion of Redeemable Convertible Preferred Shares (in Shares)		67,242,640
Merger transaction, net (Note 1(c))	[1]		129,660		129,660
Merger transaction, net (Note 1(c)) (in Shares)	[1]	17,361,513
Net loss				(26,534)	(26,534)
BALANCE at Dec. 31, 2021	[1]	$ 49	312,156	(130,008)	182,197
BALANCE (in Shares) at Dec. 31, 2021	[1]	97,122,405
Exercise of options			822		822
Exercise of options (in Shares)		1,753,861
Stock-based compensation			12,089		12,089
Net loss				(27,667)	(27,667)
BALANCE at Dec. 31, 2022	[1]	$ 49	$ 325,067	$ (157,675)	$ 167,441
BALANCE (in Shares) at Dec. 31, 2022	[1]	98,876,266

[1]	Excluding 1,006,250 Forfeiture Shares.